RX FUNDS TRUST

(formerly the American Independence Funds Trust II)

(THE “TRUST”)

SUPPLEMENT DATED AUGUST 11, 2015

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2015

(as amended through August 5, 2015)

RX TACTICAL ROTATION FUND (formerly the Rx MAR Tactical Conservative Fund) (TICKERS: RXTIX, RXTAX, RXTCX)	RX TRADITIONAL ALLOCATION FUND (formerly the Rx MAR Tactical Aggressive Growth Fund) (TICKERS: RXAIX, RXAAX, RXACX)

(the “Funds”)

This supplement to the Prospectus and Statement of Additional Information, each dated March 1, 2015, as amended through August 5, 2015, updates certain information with respect to each of the Funds listed above.

Effective August 13, 2015, the tickers for the Institutional Class shares and Class C shares of the Funds will be changed as noted below:

Fund Name and Class	Current Ticker	New Ticker
Rx Tactical Rotation Fund
Institutional Class	RXTIX	FMARX
Class C	RXTCX	FMLAX

Rx Traditional Allocation Fund
Institutional Class	RXAIX	FMSQX
Class C	RXACX	FMTSX

The tickers for Class A shares of the Funds will not change and the CUSIP identifiers for all classes of each Fund will remain the same.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE